CONDENSED CONSOLIDATED CASH FLOW STATEMENT (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Profit before tax	£ 2,818	£ 3,530
Adjustments for:
Change in operating assets	(11,747)	8,828
Change in operating liabilities	2,077	(1,869)
Non-cash and other items	2,270	1,897
Net tax paid	(415)	(785)
Net cash (used in) provided by operating activities	(4,997)	11,601
Cash flows from investing activities
Purchase of financial assets	(5,800)	(3,847)
Proceeds from sale and maturity of financial assets	5,261	3,654
Purchase of fixed assets	(2,636)	(3,220)
Proceeds from sale of fixed assets	604	506
Net cash used in investing activities	(2,571)	(2,907)
Cash flows from financing activities
Dividends paid to ordinary shareholders	(2,140)	(1,900)
Distributions on other equity instruments	(172)	(161)
Dividends paid to non-controlling interests	0	(30)
Interest paid on subordinated liabilities	(194)	(198)
Proceeds from issue of other equity instruments	0	745
Repayment of subordinated liabilities	0	(265)
Borrowings from parent company	3,168	389
Repayments of borrowings to parent company	(1,001)	(945)
Interest paid on borrowings from parent company	(198)	(214)
Net cash used in financing activities	(537)	(2,579)
Effects of exchange rate changes on cash and cash equivalents	(66)	(70)
Change in cash and cash equivalents	(8,171)	6,045
Cash and cash equivalents at beginning of period	66,538	75,201
Cash and cash equivalents at end of period	£ 58,367	£ 81,246